Segment Information	6 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information [Text Block]
Segment Information

Meredith is a diversified media company focused primarily on the home and family marketplace. On the basis of products and services, the Company has established two reportable segments: national media and local media. There have been no changes in the basis of segmentation since June 30, 2011. There are no material intersegment transactions.

There are two principal financial measures reported to the chief executive officer for use in assessing segment performance and allocating resources. Those measures are operating profit and earnings from continuing operations before interest, taxes, depreciation, and amortization (EBITDA). Operating profit for segment reporting, disclosed below, is revenues less operating costs excluding unallocated corporate expenses. Segment operating expenses include allocations of certain centrally incurred costs such as employee benefits, occupancy, information systems, accounting services, internal legal staff, and human resources administration. These costs are allocated based on actual usage or other appropriate methods, primarily number of employees. Unallocated corporate expenses are corporate overhead expenses not directly attributable to the operating groups. In accordance with authoritative guidance on disclosures about segments of an enterprise and related information, EBITDA is not presented below.

The following table presents financial information by segment:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands)
Revenues
National media	$244,315	$268,483	$502,927	$535,198
Local media	84,402	97,450	153,699	173,475
Total revenues	$328,717	$365,933	$656,626	$708,673

Operating profit
National media	$35,797	$42,200	$71,801	$81,830
Local media	27,156	38,549	38,213	55,277
Unallocated corporate	(8,093)	(10,236)	(16,933)	(18,412)
Income from operations	$54,860	$70,513	$93,081	$118,695

Depreciation and amortization
National media	$3,832	$3,337	$7,193	$6,689
Local media	6,175	5,816	12,164	11,744
Unallocated corporate	498	510	980	1,015
Total depreciation and amortization	$10,505	$9,663	$20,337	$19,448